Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS

NOTE 2 – ACQUISITIONS

All acquisitions have been accounted for as purchases and their results of operations have been included in the consolidated financial statements since the date of acquisition.

The Company acquired a controlling interest in Leighs Paints in July 2011, and the remaining interest in December 2011. Headquartered in Bolton, United Kingdom, Leighs

Paints is one of the leading industrial fire protection coatings manufacturers in the world, with a growing global platform driven by technology innovation and quality products. Leighs Paints strengthens the Global Finishes Group’s growing global platform. The aggregate consideration paid for Leighs Paints was $41,824, net of cash acquired. The acquisition resulted in the recognition of goodwill and intangible assets.

Effective October 1, 2010, the Company acquired Pinturas Condor S.A. (Pinturas Condor), the leading paint and coatings company in Ecuador. Pinturas Condor develops and manufactures products to the architectural, industrial and automotive vehicle refinish markets and sells them to a combination of company-owned paint stores and exclusive dealers. Included in the Latin America Coatings Group, Pinturas Condor strengthens the Company’s product finish market position in Ecuador.

Effective September 1, 2010, the Company acquired Becker Industrial Products AB (Acroma). Headquartered in Stockholm, Sweden, Acroma is one of the largest manufacturers of industrial wood coatings globally and a technology leader in water, UV and other wood coatings. Included in the Global Finishes Group, Acroma strengthens the Company’s growing global platform for product finishes.

Effective April 1, 2010, the Company acquired Sayerlack Industrial Coatings (Sayerlack). Headquartered in Pianoro, Italy, Sayerlack is a leading coatings innovator in the joinery, furniture and cabinets markets, and is one of the largest manufacturers of industrial wood coatings in Europe and a technology leader in polyurethane, water and UV coatings. Included in the Global Finishes Group, Sayerlack strengthens the Company’s growing global platform for product finishes.

The aggregate consideration paid for Pinturas Condor, Acroma and Sayerlack was $298,161, net of cash acquired. All three acquisitions resulted in the recognition of goodwill and intangible assets. See Note 5.

The following unaudited pro-forma summary presents consolidated financial information as if Leighs Paints, Pinturas Condor, Acroma, and Sayerlack had been acquired at the beginning of 2010. The unaudited pro-forma consolidated financial information does not necessarily reflect the actual results that would have occurred had the acquisitions taken place on January 1, 2010 or the future results of operations of the combined companies under ownership and operation of the Company.

	2011	2010
Net sales	$8,797,540	$8,119,421
Net income	441,268	463,240
Net income per common share:
Basic	4.22	4.28
Diluted	4.13	4.21